Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Summary of significant accounting policies
Schedule of cash and cash equivalents denominated in several currencies

	March 31,
	2020		2021
	Original currency	RMB	Original currency	RMB
U.S. dollars	778	5,547	508	3,339
Australian dollars	4	15	4	17
Renminbi	5,435,559	5,435,559	6,071,697	6,071,697
Hong Kong dollars	32,905	30,088	879	741
Singapore dollars	435	2,164	1	4

Schedule of estimated useful lives of property, plant and equipment

Buildings	37.5 – 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machinery	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 – 5 years